Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Tax Status [Line Items]
Tax Status
(9)	Tax Status

The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated September 13, 2022 that the Plan and related trust are designed in accordance with applicable sections of the Code. The Plan Sponsor and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Internal Revenue Code.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Sponsor has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.